Related Parties - Schedule of Other Related Party Transactions (Details) - USD ($)		3 Months Ended		6 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Share based payment
Key management		$ 79,101	$ 161,203	$ 161,327	$ 376,166
Bioceres Crop Solutions Corp [Member]
Share based payment
Services Provided by Other Companies	[1]	1,201,070		7,801,070
Union Group Ventures Limited [Member]
Share based payment
Services Provided by Other Companies	[2]			823,748
Bioceres S.A. - INDEAR S.A.- Instituto de Agrobiotecnología Rosario [Member]
Share based payment
Services Provided by Other Companies	[3]	4,224	1,997	10,269	28,111
Bioceres S.A. - INMET S.A.- Ingenieria Metabolica S.A [Member]
Share based payment
Services Provided by Other Companies	[4]		10,433		30,183
Bioceres S.A. - Agrality Inc. [Member]
Share based payment
Services Provided by Other Companies	[5]				26,750
Future Foods B.V. [Member]
Share based payment
Services Provided by Other Companies	[6]				$ 1,580

[1]	Moolec Science SA and Bioceres Crop Solutions Corp. (“BIOX”) signed an agreement under which BIOX sold 15,000 tons of HB4 soybean to Moolec Science SA for an amount of USD 6,600,000 payable in 2026. Later, on September 15, 2024 such payables were exchanged for a convertible note (see notes 13 and 17).
[2]	The Company signed an amendment to the promissory notes with Union Group Ventures Limited, under which the interest rates and payment terms are updated.
[3]	The Company entered into an agreement with INDEAR S.A.- Instituto de Agrobiotecnologia Rosario where it would receive research services in exchange for payment.
[4]	The Company entered into an agreement with INMET S.A.- Ingenieria Metabolica S,A through which it would receive research services in exchange for payment.
[5]	The Company entered into an agreement with Agrality Inc, for the provision of services.
[6]	The Company entered into an agreement with Future Foods B.V. for the provision of services